STATEMENT OF CASH FLOWS	Feb. 12, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,000)
Changes in operating assets and liabilities:
Accrued expenses	1,000
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Payment of offering costs	(5,000)
Net cash provided by financing activities	20,000
Net Change in Cash	20,000
Cash - Beginning	0
Cash - Ending	20,000
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 70,303